Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Parties Balances and Transactions [Abstract]
Schedule of interested and related parties
	December 31,
	2017	2016

Other accounts payable (1)	$10	$13

Loans from controlling stockholder (2)	$-	$117

Convertible Loans (2)	$965	$-

(1)	On September 30, 2015, the shareholders meeting approved the Employment Agreement (“Agreement”) of a relative to a controlling shareholder (“Relative”), as strategic consultant to the Company through a company under the Relative’s control, effective as of April 29, 2015, and for a period of three years from the date of such approval. The services will include strategic consulting in the field of business development in Israel and abroad, raising funds and others.

The consulting fees in accordance with the Agreement, shall be 25,000 NIS per month (approximately $7 according to the average exchange rate during the years ended December 31, 2017 and 2016) which may be updated by up to 30%, subject to the opinion of the Company’s Compensation Committee and the Company’s compliance with the goals set in the Agreement of the Relative.

(2)	See also Note 8b and Note 9.

Schedule of transactions with interested and related parties
	Year ended December 31,
	2017	2016
Amounts charged to:

General and administrative expenses (1)	$87	$78

Finance expenses (2)	$290	$-

(1)	On September 30, 2015, the shareholders meeting approved the Employment Agreement (“Agreement”) of a relative to a controlling shareholder (“Relative”), as strategic consultant to the Company through a company under the Relative’s control, effective as of April 29, 2015, and for a period of three years from the date of such approval. The services will include strategic consulting in the field of business development in Israel and abroad, raising funds and others.

The consulting fees in accordance with the Agreement, shall be 25,000 NIS per month (approximately $7 according to the average exchange rate during the years ended December 31, 2017 and 2016) which may be updated by up to 30%, subject to the opinion of the Company’s Compensation Committee and the Company’s compliance with the goals set in the Agreement of the Relative.

(2)	See also Note 8b and Note 9.